Insurance (Details 9) (Variable Annuity and Variable Life [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fund Groupings
Fund Groupings	$ 123,966	$ 113,060
Equity Funds [Member]
Fund Groupings
Fund Groupings	57,750	59,546
Balanced Funds [Member]
Fund Groupings
Fund Groupings	52,823	40,199
Bond Funds [Member]
Fund Groupings
Fund Groupings	9,838	9,539
Money Market Funds [Member]
Fund Groupings
Fund Groupings	1,521	1,584
Specialty Funds [Member]
Fund Groupings
Fund Groupings	$ 2,034	$ 2,192